Document and Entity Information	Mar. 10, 2020
Cover [Abstract]
Entity Registrant Name	KORN FERRY
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000056679
Document Period End Date	Mar. 10, 2020
Entity Emerging Growth Company	false
Entity File Number	001-14505
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2623879
Entity Address, Address Line One	1900 Avenue of the Stars
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	552-1834
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, par value $0.01 per share
Trading Symbol	KFY
Security Exchange Name	NYSE